Currency Conversion - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
US dollar to Pound sterling [Member]
Disclosure Of Foreign Currency Translation [Line Items]
Average exchange rate	1.3763	1.2591	1.2887
Closing exchange rate	1.3194	1.3008	1.3524
Euro to Pound sterling [Member]
Disclosure Of Foreign Currency Translation [Line Items]
Average exchange rate	1.1366	1.1624	1.1413
Closing exchange rate	1.1299	1.1397	1.1250